American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2020

International Value - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.2%
Australia — 6.6%
AGL Energy Ltd.	38,140	412,692
Aristocrat Leisure Ltd.	17,307	354,725
Australia & New Zealand Banking Group Ltd.	27,005	357,048
BHP Group Ltd.	17,421	480,016
BlueScope Steel Ltd.	8,188	75,177
Commonwealth Bank of Australia	6,776	335,937
Fortescue Metals Group Ltd.	51,739	657,178
National Australia Bank Ltd.	9,905	128,569
Santos Ltd.	9,726	39,857
Westpac Banking Corp.	11,193	142,748
Woodside Petroleum Ltd.	11,132	158,361
		3,142,308
Austria — 0.1%
Raiffeisen Bank International AG(1)	2,676	47,864
Belgium — 0.9%
Ageas SA/NV	6,573	276,539
KBC Group NV	2,471	141,696
Telenet Group Holding NV	400	15,547
		433,782
Denmark — 0.6%
Novo Nordisk A/S, B Shares	1,230	81,323
Pandora A/S	2,772	201,712
		283,035
Finland — 1.5%
Fortum Oyj	4,327	91,414
Kone Oyj, B Shares	7,431	637,629
		729,043
France — 9.9%
BNP Paribas SA(1)	13,737	598,589
Bouygues SA(1)	4,285	169,884
CNP Assurances(1)	10,724	143,446
Covivio	1,569	116,191
Eiffage SA(1)	2,685	247,256
L'Oreal SA	910	301,035
Legrand SA	5,408	450,870
Peugeot SA(1)	16,680	286,225
Publicis Groupe SA(1)	7,692	269,409
Safran SA(1)	2,148	248,461
Sanofi	3,200	324,062
Schneider Electric SE	1,900	235,617
Societe Generale SA(1)	4,800	77,636
TOTAL SE	20,415	807,738
Valeo SA	10,916	333,137
Vinci SA	1,275	119,467
		4,729,023
Germany — 9.6%
adidas AG(1)	556	168,333
Allianz SE	2,910	630,233

Aroundtown SA(1)	8,717	47,716
Bayer AG	1,746	115,366
Brenntag AG	7,485	468,938
Commerzbank AG(1)	11,926	69,301
Continental AG	4,071	443,600
Daimler AG	2,798	142,625
Deutsche Boerse AG	1,496	282,782
Deutsche Post AG	3,700	167,786
GEA Group AG	7,801	284,522
Hannover Rueck SE	708	120,569
Muenchener Rueckversicherungs-Gesellschaft AG	2,189	628,802
Porsche Automobil Holding SE, Preference Shares(1)	2,389	146,211
Siemens AG	4,244	585,753
Telefonica Deutschland Holding AG	102,199	282,658
		4,585,195
Hong Kong — 1.7%
BOC Hong Kong Holdings Ltd.	32,500	91,440
Hang Seng Bank Ltd.	17,100	267,944
Hong Kong Exchanges & Clearing Ltd.	2,000	100,541
Sands China Ltd.	84,800	373,224
		833,149
Italy — 2.4%
Enel SpA	28,587	259,255
Ferrari NV	2,942	573,112
Tenaris SA	50,885	298,965
		1,131,332
Japan — 21.0%
ABC-Mart, Inc.	1,700	89,394
Astellas Pharma, Inc.	27,000	423,747
Brother Industries Ltd.	13,300	219,668
Chugai Pharmaceutical Co. Ltd.	3,000	133,765
Fast Retailing Co. Ltd.	100	59,567
Hino Motors Ltd.	14,000	93,127
Honda Motor Co. Ltd.	4,700	120,067
Hoya Corp.	800	78,570
ITOCHU Corp.	2,000	51,295
KDDI Corp.	20,400	591,584
LIXIL Group Corp.	6,900	126,347
Mitsubishi Chemical Holdings Corp.	16,300	95,093
Mitsubishi Electric Corp.	7,600	104,349
Mitsubishi UFJ Financial Group, Inc.	48,400	201,509
Nexon Co. Ltd.	10,000	234,791
Nintendo Co. Ltd.	1,000	534,904
Nitori Holdings Co. Ltd.	2,300	480,473
NTT DOCOMO, Inc.	20,400	569,506
Obayashi Corp.	34,200	332,866
Ono Pharmaceutical Co. Ltd.	1,700	51,283
ORIX Corp.	13,800	170,378
Recruit Holdings Co. Ltd.	9,100	343,646
Sekisui House Ltd.	25,800	509,131
Shin-Etsu Chemical Co. Ltd.	2,100	253,741
Shionogi & Co. Ltd.	8,100	449,296
Showa Denko KK	4,000	77,799
Softbank Corp.	16,900	221,821

SoftBank Group Corp.	7,800	484,371
Sony Corp.	6,000	469,513
Sumitomo Mitsui Financial Group, Inc.	12,800	375,428
Tokyo Electron Ltd.	1,700	433,418
Toyota Motor Corp.	12,300	812,895
Trend Micro, Inc.	4,900	302,806
Tsuruha Holdings, Inc.	1,300	173,590
Welcia Holdings Co. Ltd.	8,800	376,795
		10,046,533
Netherlands — 2.8%
ING Groep NV(1)	26,683	217,066
Koninklijke Ahold Delhaize NV	11,787	354,985
Koninklijke DSM NV	1,031	165,566
NN Group NV	9,747	366,891
Randstad NV	4,751	247,422
		1,351,930
New Zealand — 0.2%
a2 Milk Co. Ltd.(1)	9,512	118,778
Norway — 0.4%
Aker BP ASA	8,520	168,926
Singapore — 2.3%
DBS Group Holdings Ltd.	25,000	382,743
Oversea-Chinese Banking Corp. Ltd.	57,600	366,459
United Overseas Bank Ltd.	24,400	350,225
		1,099,427
Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	3,484	85,464
Banco Bilbao Vizcaya Argentaria SA	81,421	240,647
Banco Santander SA	50,749	113,992
CaixaBank SA	93,046	206,264
Enagas SA	3,835	93,855
Endesa SA	12,085	335,283
Iberdrola SA	66,667	840,156
Industria de Diseno Textil SA	5,862	164,630
Mapfre SA	37,262	70,568
Telefonica SA	20,150	79,728
		2,230,587
Sweden — 2.7%
Hennes & Mauritz AB, B Shares	4,407	70,371
Industrivarden AB, C Shares(1)	12,458	328,558
Investor AB, B Shares	8,291	529,101
Kinnevik AB, Class B(2)	6,658	256,955
Kinnevik AB, Class B - Redemption Shares(1)(2)	6,658	5,350
Lundin Energy AB	4,616	112,735
		1,303,070
Switzerland — 6.7%
Geberit AG	885	509,483
Kuehne + Nagel International AG(1)	3,152	610,157
Novartis AG	7,467	643,648
Partners Group Holding AG	330	334,873
Roche Holding AG	622	217,375
UBS Group AG	9,016	109,751
Zurich Insurance Group AG	2,109	780,296
		3,205,583

United Kingdom — 19.1%
3i Group plc	22,162	277,883
Admiral Group plc	12,855	452,922
Aviva plc	130,092	491,617
BAE Systems plc	3,310	22,990
Barclays plc(1)	86,558	130,937
BHP Group plc	30,758	692,769
BP plc	55,957	195,250
British American Tobacco plc	17	579
Burberry Group plc	5,238	101,800
Direct Line Insurance Group plc	84,623	335,795
Evraz plc	101,627	440,425
Ferguson plc	5,259	518,531
GlaxoSmithKline plc	52,676	1,036,579
HSBC Holdings plc	39,944	176,061
JD Sports Fashion plc	11,130	107,985
Legal & General Group plc	176,759	519,233
M&G plc	97,906	226,415
Next plc	4,550	367,244
RELX plc	3,002	68,320
Rio Tinto plc	16,317	1,000,654
Royal Dutch Shell plc, B Shares	56,938	801,995
Sage Group plc (The)	30,866	306,048
St. James's Place plc	17,282	226,351
Standard Life Aberdeen plc	95,233	301,962
Vodafone Group plc	215,845	318,483
		9,118,828
TOTAL COMMON STOCKS (Cost $43,869,477)		44,558,393
EXCHANGE-TRADED FUNDS — 2.7%
iShares MSCI EAFE Value ETF(2) (Cost $1,218,604)	30,196	1,268,232
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $635,710), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $623,053)		623,052
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $847,692), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $831,001)		831,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	829	829
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,454,881)		1,454,881
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,100,178)	1,100,178	1,100,178
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $47,643,140)		48,381,684
OTHER ASSETS AND LIABILITIES — (1.2)%		(578,053)
TOTAL NET ASSETS — 100.0%		$47,803,631

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation) ^
MSCI EAFE Index	7	September 2020	$665,035	$41,259
^ Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.1%
Industrials	14.0%
Consumer Discretionary	13.3%
Materials	8.3%
Communication Services	7.6%
Health Care	7.5%
Energy	5.4%
Utilities	4.4%
Consumer Staples	2.7%
Information Technology	2.6%
Real Estate	0.3%
Exchange-Traded Funds	2.7%
Cash and Equivalents*	4.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,252,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,286,531, which includes securities collateral of $186,353.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	44,558,393	—
Exchange-Traded Funds	1,268,232	—	—
Temporary Cash Investments	829	1,454,052	—
Temporary Cash Investments - Securities Lending Collateral	1,100,178	—	—
	2,369,239	46,012,445	—
Other Financial Instruments
Futures Contracts	41,259	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.